CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 28,106,671	$ 34,098,812
Short-term investments	0	10,021,963
Prepaid expenses and other current assets	706,415	1,513,006
Total Current Assets	28,813,086	45,633,781
Restricted cash	142,235	142,168
Property and equipment, net	55,898	58,364
Patent acquisition costs, net	39,124	39,365
Total Assets	29,050,343	45,873,678
Current Liabilities:
Accounts payable	1,971,161	2,214,313
Accrued expenses	4,795,873	1,837,647
Liabilities related to options and warrants	5,081,335	7,662,808
Total Current Liabilities	11,848,369	11,714,768
Other long-term liability	48,003	56,360
Total liabilities	11,896,372	11,771,128
Commitments and Contingencies
Shareholders' Equity:
Share capital of £0.01 par value Authorized: 10,000,000,000 and 5,000,000,000 ordinary shares; issued and outstanding: 1,525,693,393 and 1,177,693,383 at December 31, 2017 and 2016, respectively	22,927,534	18,340,894
Additional paid-in capital	104,799,550	90,979,363
Accumulated other comprehensive loss	(236,246)	(280,097)
Accumulated deficit	(110,336,867)	(74,937,610)
Total Shareholders' Equity	17,153,971	34,102,550
Total Liabilities and Shareholders' Equity	$ 29,050,343	$ 45,873,678